Material accounting policies - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 segment	Dec. 31, 2023 USD ($)
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Loans and advances to banks | $		$ 7.5
Number of operating segments	1
Number of reporting segments	1